ASSET RETIREMENT OBLIGATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Estimated Accretion
2021	$ 1,717
2022	1,789
2023	1,869
2024	1,948
2025	2,029
Total	9,352
NJNG
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at period beginning	26,944	$ 25,640
Accretion	1,476	1,427
Additions	0	135
Change in estimated useful life	0	0
Change in assumptions	1,104	0
Retirements	(244)	(258)
Other	0	0
Balance at period end	29,280	26,944
Clean Energy Ventures
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at period beginning	4,102	3,048
Accretion	196	150
Additions	1,306	904
Change in estimated useful life	(1,160)	0
Change in assumptions	0	0
Retirements	0	0
Other	0	0
Balance at period end	$ 4,444	$ 4,102